Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 24,413	$ 21,517
Capitalized inventory costs and inventory reserves		3,627	2,151
Allowance for doubtful accounts		1,338	1,057
Self-insurance reserves		209	206
Other		2,212	2,486
Net operating loss carryforwards		2,036	484
Total deferred tax assets, gross		33,835	27,901
Valuation allowance		(655)	0
Total deferred tax assets		33,180	27,901
Deductible goodwill		(73,898)	(69,600)
Depreciation		(14,241)	(10,695)
Other		(7,188)	(8,516)
Total deferred tax liabilities		(95,327)	(88,811)
Net deferred tax liabilities	[1]	$ (62,147)	$ (60,910)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.